                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 2002
                                               -----------------

-------------------------------------------------------------------------------

Check here if Amendment [ ]; Amendment Number:
                                               ---------------

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Institutional Investment Manager Filing this Report:
Name:     Highfields Capital Management LP
Address:  200 Clarendon Street, 51st Floor
          Boston, MA 02116

-------------------------------------------------------------------------------
13F File Number                28-3499
                               -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this report on behalf of reporting manager

Name:   Kenneth H. Colburn
Title:  Chief Operating Officer
Phone:  617-850-7500

Signature, Place and Date of Signing

/s/ Kenneth H. Colburn            Boston, Massachusetts       February 14, 2003
--------------------------

Report Type (Check only one.)

[X]  13F Holdings Report

[ ]  13F Notice

[ ]  13F Combination Report

List of other managers reporting for this manager:  None

Form 13F Summary Page

Report Summary:

Number of Other Included Managers:  2
                                    -

Form 13F Information Table Entry Total:  65
                                         --

Form 13F Information Table Value Total:  $2,468,317 (x 1000)
                                         -------------------

List of Other Included Managers:
         01     File Number 28-7618        Jonathon S. Jacobson
         02     File Number 28-7616        Richard L. Grubman

                Highfields Capital Management LP,
                Mr. Jacobson and Mr. Grubman share
                investment discretion with respect
                to the reported securities.


===============================================================================
FORM 13F

Page 2 of 3        Name of Reporting Manager Highfields Capital Management LP
                                             --------------------------------

===============================================================================


            Item 1:               Item 2:       Item 3:    Item 4:          Item 5:          Item 6:     Item 7:      Item 8:
            -------               -------       -------    -------   ---------------------   -------     -------      -------
                                                                    SHARES OR
                                                 CUSIP      VALUE   PRINCIPAL  SH/   PUT/  INVESTMENT    OTHER     VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS    NUMBER    x$1000    AMOUNT    PRN   CALL  DISCRETION   MANAGERS  SOLE SHARED NONE
Affiliated Computer Services        CL A       008190100    3,475      66,000  SHRS  PUT     OTHER       01/02           X
Amazon.Com Inc                      COM        023135106    9,445     500,000  SHRS  PUT     OTHER       01/02           X
Amazon.Com Inc                 4.75 02/01/09   023135AF3   13,775  18,800,000  PRN           OTHER       01/02           X
AOL Time Warner Inc                 COM        00184A105  153,934  11,750,700  SHRS          OTHER       01/02           X
Aramark Corp                        CL B       038521100   96,467   4,104,999  SHRS          OTHER       01/02           X
AT&T Wireless Svcs Inc              COM        00209A106    2,128     376,647  SHRS          OTHER       01/02           X
Atlas Air Worldwide HLDGS Inc       COM        049164106      413     273,371  SHRS          OTHER       01/02           X
Autonation Inc                      COM        05329W102   35,775   2,848,300  SHRS          OTHER       01/02           X
Barrick Gold Corp                   COM        067901108    8,836     573,400  SHRS          OTHER       01/02           X
Barrick Gold Corp                   COM        067901108   11,866     770,000  SHRS  CALL    OTHER       01/02           X
Cadence Design System Inc.          COM        127387108   24,866   2,109,100  SHRS          OTHER       01/02           X
Citigroup Inc                       COM        172967101   86,997   2,472,200  SHRS          OTHER       01/02           X
CitiGroup Inc                       COM        172967101   39,765   1,130,000  SHRS  CALL    OTHER       01/02           X
Citigroup Inc Litigation WT   *W Exp 99/99/999 172967127    3,006   2,863,100  SHRS          OTHER       01/02           X
City Investing Co Liq Tr        UNIT BEN INT   177900107    1,115     586,900  SHRS          OTHER       01/02           X
Comcast Corp                      CL A SPL     20030n200  105,746   4,681,088  SHRS          OTHER       01/02           X
Eastman Kodak Co                    COM        277461109    3,504     100,000  SHRS  PUT     OTHER       01/02           X
Echostar Communications             CL A       278762109   85,258   3,830,080  SHRS          OTHER       01/02           X
El Paso Elec Co                     COM        283677854   51,190   4,653,600  SHRS          OTHER       01/02           X
EOG Res Inc                         COM        26875P101   10,463     262,100  SHRS          OTHER       01/02           X
Fastenal Co                         COM        311900104   11,217     300,000  SHRS  PUT     OTHER       01/02           X
Fedex Corp                          COM        31428X106  104,275   1,923,175  SHRS          OTHER       01/02           X
Florida East Coast Inds             CL B       340632207    6,009     272,249  SHRS          OTHER       01/02           X
General Mtrs Corp                   CL H       370442832   93,705   8,757,500  SHRS          OTHER       01/02           X
Goldman Sachs Group Inc             COM        38141G104   20,430     300,000  SHRS  PUT     OTHER       01/02           X
Halliburton Co                      COM        406216101   11,974     640,000  SHRS  CALL    OTHER       01/02           X
Internet Cap Group Inc           5.5% Due
                                12/21/2004     46059CAA4   20,309  49,837,000  PRN           OTHER       01/02           X
Insituform Technologies             CL A       457667103    1,961     115,009  SHRS          OTHER       01/02           X
Intergraph Corp                     COM        458683109   11,381     640,800  SHRS          OTHER       01/02           X
Intermune Inc                       COM        45884X103   25,510   1,000,000  SHRS          OTHER       01/02           X
International Game Technolog        COM        459902102   54,807     721,900  SHRS          OTHER       01/02           X
Intertrust Technologies Corp        COM        46113Q109    5,926   1,401,040  SHRS          OTHER       01/02           X
Lakes Entmnt Inc                    COM        51206P109    2,837     525,549  SHRS          OTHER       01/02           X
Manugistics Group Inc               COM        565011103      317     132,062  SHRS          OTHER       01/02           X
Masco Corp                          COM        574599106    6,937     329,563  SHRS          OTHER       01/02           X
Merrill Lynch & Co Inc              COM        590188108   56,420   1,486,700  SHRS          OTHER       01/02           X
Mony Group Inc                      COM        615337102   45,455   1,898,700  SHRS          OTHER       01/02           X
Newhall Land & Farming Co Ca   Depositary Rec  651426108   72,855   2,534,100  SHRS          OTHER       01/02           X
Newmont Mining Corp                 COM        651639106   29,901   1,030,000  SHRS  PUT     OTHER       01/02           X
Northrop Grumman Corp               COM        666807102   11,378     117,302  SHRS          OTHER       01/02           X
Pactiv Corp                         COM        695257105   13,822     632,300  SHRS          OTHER       01/02           X
Precision Castparts Corp            COM        740189105    2,690     110,921  SHRS          OTHER       01/02           X
Prudential Finl Inc                 COM        744320102  120,222   3,787,700  SHRS          OTHER       01/02           X
Ralcorp Hldgs Inc                   COM        751028101   13,840     550,500  SHRS          OTHER       01/02           X
Readers Digest Assn Inc             COM        755267101  125,744   8,327,431  SHRS          OTHER       01/02           X
Rite Aid Corp                  4.75% 12/01/06  767754AZ7    1,617   2,000,000  PRN           OTHER       01/02           X
Sappi Ltd                         Spon ADR     803069202   14,551   1,100,700  SHRS          OTHER       01/02           X
Sealed Air Corp                     COM        81211K100    7,796     209,000  SHRS  CALL    OTHER       01/02           X
Sealed Air Corp                 PFD CV A $2    81211K209   17,466     410,000  PRN           OTHER       01/02           X
Semiconductor HLDRS TR            DEP RCPT     816636203   12,189     550,300  SHRS          OTHER       01/02           X
Shaw Communications Inc          CL B CONV     82028K200   23,394   2,275,700  SHRS          OTHER       01/02           X
Silicon Graphics Inc                COM        827056102   18,572  16,435,720  SHRS          OTHER       01/02           X
Silicon Graphics Inc           5.25 09/01/04   827056AC6   41,482  70,308,000  PRN           OTHER       01/02           X
Silicon Laboratories Inc            COM        826919102    2,362     123,815  SHRS          OTHER       01/02           X
Smithfield Foods Inc                COM        832248108   91,403   4,607,000  SHRS          OTHER       01/02           X
Station Casinos Inc                 COM        857689103   71,462   4,037,400  SHRS          OTHER       01/02           X
Stilwell Finl Inc                   COM        860831106  240,000  18,362,687  SHRS          OTHER       01/02           X
Synopsys Inc                        COM        871607107   76,843   1,665,079  SHRS          OTHER       01/02           X
Sysco Corp                          COM        871829107    7,522     252,500  SHRS  PUT     OTHER       01/02           X
Teco Energy Inc                     COM        872375100    8,415     543,935  SHRS          OTHER       01/02           X
Trizec Properties Inc               COM        89687P107   11,749   1,251,275  SHRS          OTHER       01/02           X
United Parcel Service Inc           CL B       911312106   45,355     719,000  SHRS  PUT     OTHER       01/02           X
Veritas Software Co                 COM        923436109      787      50,374  SHRS          OTHER       01/02           X
Waddell & Reed Finl Inc             CL A       930059100  119,724   6,086,643  SHRS          OTHER       01/02           X
White Mtns Ins Group Ltd            COM        G9618E107   37,683     123,445  SHRS          OTHER       01/02           X